Dividends (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	2 Months Ended		3 Months Ended								12 Months Ended
	Feb. 25, 2021 USD ($) $ / shares	Feb. 25, 2021 JPY (¥) ¥ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ¥ / shares	Sep. 30, 2020 $ / shares	Sep. 30, 2020 ¥ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 ¥ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2020 ¥ / shares	Dec. 31, 2022 USD ($) dividend $ / shares	Dec. 31, 2021 USD ($) dividend $ / shares	Dec. 31, 2020 USD ($) dividend $ / shares	Dec. 31, 2020 JPY (¥) dividend
Common Stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend											4
Common stock dividends, cash paid quarterly (usd per share) | $ / shares											$ 0.05
Common stock dividends, cash paid quarterly | $											$ 24,142
Series C preferred stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend											4	4	4	4
Preferred stock dividends, cash paid quarterly (usd per share) | $ / shares											$ 0.50	$ 0.50	$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $											$ 2,356	$ 4,595	$ 4,596
Series D preferred stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend											4	4	4	4
Preferred stock dividends, cash paid quarterly (usd per share) | $ / shares											$ 0.50	$ 0.50	$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $											$ 6,390	$ 6,390	$ 6,393
Pinewood | Series A preferred stock
Class of Stock [Line Items]
Payments of ordinary dividends, preferred stock and preference stock	$ 79	¥ 8,395,328											$ 512	¥ 54,719,550
Quarterly dividend one | Pinewood | Series A preferred stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (usd per share) | (per share)	$ 791.23	¥ 83,953.28							$ 1,243.12	¥ 136,051.34
Quarterly dividend two | Pinewood | Series A preferred stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (usd per share) | (per share)							$ 1,272.39	¥ 136,051.34
Quarterly dividend three | Pinewood | Series A preferred stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (usd per share) | (per share)					$ 1,294.87	¥ 137,546.41
Quarterly dividend four | Pinewood | Series A preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share) | (per share)			$ 1,311.62	¥ 137,546.41